LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS (Schedule of Group's Loss Before Tax from Continuing Operations) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Crediting:
Interest income on bank deposits | ¥			¥ 16	¥ 26	¥ 39
Charging:
Cost of sales | ¥			12,752
Finance costs | ¥	[1]		62	(5)	14
Auditors' remuneration:
- Audit fee | ¥			1,000	1,000	2,000
- Audit related fee | ¥			48
Sub-total | ¥			1,048	1,000	2,000
Employee benefit expenses (Note 12) | ¥			1,733	1,878	697
Depreciation and amortization:
- Property, plant and equipment (Note 4) | ¥			66	67	8
- Right-of-use assets (Note 5(c)) | ¥			1,187
Lease payments not included in the measurement of lease liabilities (Note 5(c)) | ¥			46
Operating lease rental:
- Office properties | ¥				¥ 1,189	¥ 747
USD [Member]
Crediting:
Interest income on bank deposits | $		$ 2
Charging:
Cost of sales | $		1,831
Finance costs | $	[1]	9
Auditors' remuneration:
- Audit fee | $		144
- Audit related fee | $		7
Sub-total | $		151
Employee benefit expenses (Note 12) | $		250
Depreciation and amortization:
- Property, plant and equipment (Note 4) | $		9
- Right-of-use assets (Note 5(c)) | $		171
Lease payments not included in the measurement of lease liabilities (Note 5(c)) | $		7
Operating lease rental:
- Office properties | $

[1]	Finance costs from continuing operations mainly represented bank charges, foreign currency exchange differences and interest on lease liabilities. The amounts of bank charges were CNY1.00, CNY6.00 and CNY2.00 (US$0.29), the foreign currency exchange differences amounted to CNY13.00, negative CNY11.00 and nil, and interest on lease liabilities amounted to nil, nil and CNY60.00 (US$8.62) for the years ended December 31, 2017, 2018 and 2019, respectively.